Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PUTNAM DIVERSIFIED INCOME TRUST
Entity Central Index Key	0000836622
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class A
Trading Symbol	PDINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$110	1.03%
[1]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Putnam Diversified Income Trust returned 13.93%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	13.93	0.65	1.65
Class A (with sales charge)	9.38	-0.16	1.24
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,131,914,185
Holdings Count | $ / shares	937	[2]
Advisory Fees Paid, Amount	$ 6,156,625
Investment Company Portfolio Turnover	11.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
[2]
Holdings [Text Block]		[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class C
Trading Symbol	PDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$190	1.78%
[4]
Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Putnam Diversified Income Trust returned 13.04%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	13.04	-0.12	1.05
Class C (with sales charge)	12.04	-0.12	1.05
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,131,914,185
Holdings Count | $ / shares	937	[5]
Advisory Fees Paid, Amount	$ 6,156,625
Investment Company Portfolio Turnover	11.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
[5]
Holdings [Text Block]		[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class M
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class M
Trading Symbol	PDVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class M	$137	1.28%
[7]
Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class M shares of Putnam Diversified Income Trust returned 13.69%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class M	13.69	0.40	1.40
Class M (with sales charge)	10.00	-0.27	1.07
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,131,914,185
Holdings Count | $ / shares	937	[8]
Advisory Fees Paid, Amount	$ 6,156,625
Investment Company Portfolio Turnover	11.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
[8]
Holdings [Text Block]		[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class R
Trading Symbol	PDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$137	1.28%
[10]
Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Putnam Diversified Income Trust returned 13.55%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	13.55	0.39	1.40
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,131,914,185
Holdings Count | $ / shares	937	[11]
Advisory Fees Paid, Amount	$ 6,156,625
Investment Company Portfolio Turnover	11.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
[11]
Holdings [Text Block]		[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class R6
Trading Symbol	PDVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$71	0.66%
[13]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Putnam Diversified Income Trust returned 14.26%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	14.26	0.97	2.00
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,131,914,185
Holdings Count | $ / shares	937	[14]
Advisory Fees Paid, Amount	$ 6,156,625
Investment Company Portfolio Turnover	11.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
[14]
Holdings [Text Block]		[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class Y
Trading Symbol	PDVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$84	0.78%
[16]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class Y shares of Putnam Diversified Income Trust returned 14.15%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class Y	14.15	0.91	1.91
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,131,914,185
Holdings Count | $ / shares	937	[17]
Advisory Fees Paid, Amount	$ 6,156,625
Investment Company Portfolio Turnover	11.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
[17]
Holdings [Text Block]		[18]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Includes derivatives, if applicable.

[3]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Includes derivatives, if applicable.

[9]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Includes derivatives, if applicable.

[12]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Includes derivatives, if applicable.

[15]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
*	Includes derivatives, if applicable.

[18]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.